Taxes payable (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Taxes payable [abstract]
VAT payable	¥ 619,329	¥ 439,304
Income tax payable	430,703	440,791
Others	252,178	209,010
Total	¥ 1,302,210	¥ 1,089,105